Life Insurance Operations - Additional Information (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net Investment Income [Line Items]
Reinsurance benefits	¥ 2,438
Reinsurance premiums	(11,430)
Amortization of policy acquisition costs charged to income	11,917	¥ 9,701	¥ 7,196
Variable Annuity and Variable Life Insurance Contracts
Net Investment Income [Line Items]
Net realized and unrealized gains or losses	174,602
Derivative contract loss	(28,227)
Net amount of changes in fair value of the variable annuity and variable life insurance contracts, and insurance costs recognized for insurance and annuity payouts	100,702
Changes in fair value of the variable annuity and variable life insurance contracts	(510,961)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	611,663
Changes in fair value of reinsurance recoverables	36,072
Variable Annuity and Variable Life Insurance Contracts | Futures
Net Investment Income [Line Items]
Derivative contract loss	(10,216)
Variable Annuity and Variable Life Insurance Contracts | Foreign exchange contracts
Net Investment Income [Line Items]
Derivative contract loss	(1,680)
Variable Annuity and Variable Life Insurance Contracts | Options held/written and other
Net Investment Income [Line Items]
Derivative contract loss	¥ (16,331)